Wilshire Variable Insurance Trust
Schedule of Investments
March 31, 2026 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 77.5%	Shares	Value
Wilshire Income Opportunities Fund - Class Institutional (a)	10,549,859	$92,944,254
Wilshire International Equity Fund - Class Institutional (a)	8,980,768	107,230,372
Wilshire Large Company Growth Portfolio - Class Institutional (a)	1,646,216	79,364,054
Wilshire Large Company Value Portfolio - Class Institutional (a)	3,841,766	83,942,585
Wilshire Small Company Growth Portfolio - Class Institutional (a)(b)	340,912	7,380,747
Wilshire Small Company Value Portfolio - Class Institutional (a)	297,669	8,126,376
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $361,550,315)		378,988,388

OPEN-END FUNDS - 22.2%	Shares	Value
Fidelity Emerging Markets Index Fund	710,705	10,056,469
Vanguard Long-Term Bond Index Fund - Class Admiral	960,861	9,983,348
Vanguard Mega Cap Index Fund - Class Institutional	41,326	19,262,234
Vanguard Total International Bond Index Fund - Class Institutional	2,411,625	69,454,812
TOTAL OPEN-END FUNDS (Cost $110,825,680)		108,756,863

TOTAL INVESTMENTS - 99.7% (Cost $472,375,995)		487,745,251
Money Market Deposit Account - 0.1% (c)		561,100
Other Assets in Excess of Liabilities - 0.2%		885,796
TOTAL NET ASSETS - 100.0%		$489,192,147

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Wilshire Variable Insurance Trust (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Registered Investment Companies	$378,988,388	$–	$–	$378,988,388
Open-End Funds	108,756,863	–	–	108,756,863
Total Investments	$487,745,251	$–	$–	$487,745,251

Refer to the Schedule of Investments for further disaggregation of investment categories.

Wilshire Variable Insurance Trust - Transactions with Affiliates
	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Wilshire Income Opportunities Fund - Class Institutional	$96,091,537	$–	$(1,454,186)	$(218,240)	$(1,474,857)	$92,944,254	10,549,859	$1,133,836	$–
Wilshire International Equity Fund - Class Institutional	112,833,607	–	(7,741,799)	1,697,820	440,744	107,230,372	8,980,768	–	–
Wilshire Large Company Growth Portfolio - Class Institutional	88,171,308	–	–	–	(8,807,254)	79,364,054	1,646,216	–	–
Wilshire Large Company Value Portfolio - Class Institutional	84,485,956	–	(765,931)	109,416	113,144	83,942,585	3,841,766	–	–
Wilshire Small Company Growth Portfolio - Class Institutional	7,551,204	–	–	–	(1,177,804)	7,380,747	340,912	–	–
Wilshire Small Company Value Portfolio - Class Institutional	7,751,312	–	–	–	(804,940)	8,126,376	297,669	–	–
	$396,684,924	$–	$(9,961,916)	$1,588,996	$(11,710,967)	$378,988,388	25,657,190	$1,133,836	$–